Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	1.31%	1.59%
Rate of future salary increase	3.50%	3.50%